Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 178,517	€ 165,643
Revocable lending commitments	50,666	50,233
Contingent liabilities	52,738	47,978
Total	€ 281,922	€ 263,854